Note 16 - Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Year Ended	January 31, 2021	January 31, 2020	January 31, 2019

Net income for purposes of calculating basic and diluted earnings per share	52,100	36,997	31,277
Weighted average shares outstanding	84,360	81,659	76,832
Dilutive effect of employee stock options	358	318	205
Dilutive effect of restricted and performance share units	1,038	890	754
Weighted average common and common equivalent shares outstanding	85,756	82,867	77,791
Earnings per share
Basic	0.62	0.45	0.41
Diluted	0.61	0.45	0.40